Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 6
Entity Registrant Name	OMNILIT ACQUISITION CORP.
Entity Central Index Key	0001866816
Entity Tax Identification Number	87-0816957
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Lincoln Road,
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	750-2820
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1111 Lincoln Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	750-2820
Contact Personnel Name	Al Kapoor